Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets, Net
The following is a summary of the Company’s intangible assets, net (in thousands):

	Term	2025	2024
Intellectual property	1-5 years	$14,025	$8,491
Software licenses	3 years	8,320	8,320
Accumulated amortization		(10,752)	(5,082)

Intangible assets, net		$11,593	$11,729

Summary of Total Estimated Amortization of Intangible Assets
The following table represents the total estimated amortization of intangible assets for the succeeding years (in thousands):

2026	5,543
2027	3,790
2028	1,063
Thereafter	1,197

Total amortization expense	$11,593